Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
	Property Option Payments	Exploration Commitments	Office and Other Commitments	Total
	(Note 8)	(Note 8)

2018	-	-	166	166
2019	75	-	170	245
2020	100	-	-	100
2021	100	712	-	812
2022	150	750	-	900
	$425	$1,462	$336	$2,223